Subsequent Events	12 Months Ended
Dec. 31, 2024
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

15. SUBSEQUENT EVENTS

On February 18, 2025, the Company entered into an At The Market Offering Agreement (the “Agreement”) with H.C. Wainwright & Co., LLC (the “Manager”) pursuant to which the Company may offer and sell, from time to time, through the Manager, Class A Ordinary Shares, par value $0.001 per share (the “Shares”), having an aggregate offering price of up to $20,000,000. Under the Agreement, the Manager may sell the Shares by any method deemed to be an “at-the-market” offering as defined in Rule 415(a)(4) promulgated under the Securities Act of 1933, as amended, including sales made directly on or through NYSE American, the existing trading market for our Shares, sales made to or through a market maker other than on an exchange or otherwise, directly to the sales the Manager as principal, in negotiated transactions at market prices prevailing at the time of sale or at prices related to such prevailing market prices, and/or in any other method permitted by law. Capitalized terms used but not defined herein shall have the same meanings as ascribed to them in the Agreement.

The Company will pay the Manager a commission of 3.0% of the aggregate gross proceeds from each sale of Shares. The Company has also agreed to reimburse the Manager for certain specified expenses, including the fees and disbursements of Manager’s legal counsel in an amount not to exceed $75,000. The Company shall also reimburse the Manager for Manager’s counsel’s fees in connection with each due diligence update session, up to $3,500 per session for a Periodic Interim Report and $5,000 per session for a Form 20-F, new Registration Statement, Prospectus, Prospectus Supplement, or an amendment to this Agreement, plus any incidental expenses incurred by the Manager in connection therewith.